Taxation - Deferred tax assets and liabilities (Details) - LUXEMBOURG € in Millions	6 Months Ended
Sep. 30, 2025 EUR (€)
Taxation
Utilization period beyond which tax losses are not recognised	60 years
Unused tax losses [member]
Taxation
Amount credited/(expensed) in income statement	€ 172